RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following are reconciliations of net assets available for benefits, and benefits paid from the financial statements, to the Form 5500:

	December 31,
(thousands of dollars)	2025	2024
Net assets available for benefits per the financial statements	$68,067,406	$58,647,425
Less: Amounts allocated to participant withdrawals	(6,407)	(10,537)
Net assets available for benefits per Form 5500	$68,060,999	$58,636,888

Year Ended
(thousands of dollars)	December 31, 2025
Distributions to participants or beneficiaries per the financial statements	$5,486,411
Add: Amounts allocated to participant withdrawals at December 31, 2025	6,407
Less: Amounts allocated to participant withdrawals at December 31, 2024	(10,537)
Distributions to participants or beneficiaries per Form 5500	$5,482,281
Amounts allocated to participant withdrawals are recorded on Form 5500, for benefit claims that have been processed and approved for payment prior to December 31, but not yet paid as of that date.